CONVERTIBLE PROMISSORY NOTES PAYABLE	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
CONVERTIBLE PROMISSORY NOTES PAYABLE

NOTE 7 – CONVERTIBLE PROMISSORY NOTES PAYABLE

Red Diamond Partners LLC and RDW Capital, LLC

On April 9, 2019, the Company entered into agreements (the “RedDiamond Amendments”) with RedDiamond and RDW Capital, LLC, the holders of these convertible notes representing an aggregate principal amount of $510,000, and agreed with such holders to:

●	extend the maturity date of the notes to December 31, 2020;
●	remove all convertibility features of the notes; and
●

repay not less than half of the obligations then outstanding pursuant to the notes if the Company completes an offering of equity or equity linked securities (including warrants, convertible preferred stock, convertible debentures or convertible promissory note) which results in gross proceeds to the Company of at least $4,000,000, using a portion of the proceeds thereof.

TRANSPORTATION AND LOGISTICS SYSTEMS, INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2021 AND 2020

During the year ended December 31, 2020, the Company issued 96,661,102 shares of its common stock upon the conversion of debt of $510,000 and accrued interest of $158,141. Upon conversion, the Company reclassified put premium of $385,385 to paid-in capital.

The aggregate principal amounts due as of December 31, 2021 and 2020 amounted to $0.

Bellridge Capital, LLC

In an agreement dated August 3, 2020, Bellridge and the Company resolved many of the disputes between them. Among other things, Bellridge and the Company agreed upon the balance of all indebtedness owed to Bellridge as of August 3, 2020, a new maturity date on the indebtedness (April 30, 2021), and a price of $0.02 for the conversion of all Bellridge indebtedness into shares of Company common stock. In the agreement, Bellridge also agrees to release its claims against the Company and its senior management in a definitive settlement agreement. However, the August 3 agreement did not contain a release of claims by either party.

During July and August 2020, the Company issued 107,500,001 shares of its common stock upon the conversion of remaining debt of $1,813,402, accrued interest of $70,671 and other amounts due. In connection with the issuance of these shares, the Company recorded a loss on debt extinguishment of $512,366 which is associated with the fair market value of the excess shares issued upon conversion of the principal balances converted at the conversion price.

On December 31, 2021 and 2020, convertible notes payable related to this convertible debt amounted to $0.

August 30, 2019 convertible debt and related warrants

On August 30, 2019, the Company closed Securities Purchase Agreements (the “August 2019 Purchase Agreements”) with accredited investors. The August 2019 Notes and related August 2019 Warrants included down-round provisions under which the August 2019 Note conversion price and August 2019 Warrant exercise price could be affected, on a full-ratchet basis, by future equity offerings undertaken by the Company. On September 6, 2019, the Company sold shares of its common stock at $2.50 per share and accordingly, the conversion price and warrant down-round provisions were triggered. As a result, the conversion price of the August 2019 Notes was reduced to $2.50 per share and the number of shares issuable upon exercise of the warrants was increased to 1,383,116 and the exercise price was lowered to $2.50. On January 7, 2020, the Company issued new convertible debt with an initial conversion price of $0.40 per share and warrants exercisable at $0.40 per share and accordingly, the conversion price and warrant down-round provisions were triggered. As a result, the conversion price of August 2019 Notes was reduced to $0.40 per share, and the number of shares issuable upon exercise of the warrants was increased to 8,644,474 and the exercise price was lowered to $0.40. As a result of the January 7, 2020 trigger of the down-round provisions, on January 7, 2020, the Company recorded a deemed dividend of $17,836,244 which represents the fair value transferred to the warrant holders from the down round feature being triggered. The Company calculated the difference between the warrants fair value on January 7, 2020, the date the down- round feature was triggered using the current exercise price and the new exercise price and the new number shares issuable upon exercise of the warrants. The deemed dividend was recorded as an increase in accumulated deficit and increase in paid-in capital and increased the net loss to common shareholders by the same amount. As discussed in summary of derivative liabilities below, as of January 30, 2020, the August 2019 Warrants were treated as derivative liabilities. Subsequent to January 7, 2020, additional down-round protection was triggered. As of December 31, 2020, the conversion price on the August 2019 Notes was lowered to $0.006 per share, the exercise price of the August 2019 Warrants was lowered to $0.006 per share, and the number shares issuable upon exercise of the August 2019 Warrants was increased.

On January 30, 2020, due to the default of the January 2020 August 2019 Notes Amortization Payment, the August 2019 Notes were deemed in default. Accordingly, the outstanding principal balance on date of default increased by 30% which amounted to $723,985, default interest accrues at 18%, and the default conversion terms applied.

During the six months ended June 30, 2020, the Company repaid principal of $257,139, settled $128,674 of debt, and the Company issued 293,677,788 shares of its common stock upon the conversion of principal and default interest of $2,118,311, accrued interest of $48,685 and fees of $1,000. Additionally, accrued interest payable of $84,416 was reclassified to principal balance. During the three months ended September 30, 2020, the Company issued 39,885,602 shares of its common stock upon the conversion of principal and default interest of $284,249, accrued interest of $8,450 and fees of $900. During the three months ended December 31, 2020, the Company issued 9,606,099 shares of its common stock upon the conversion of accrued interest of $58,317.

Additionally, on July 20, 2020 and July 22, 2020, the Company entered Exchange Agreements (the “Exchange Agreements”) with two Investors to exchange outstanding August 2019 Notes and August 2019 Warrants for a newly created series of preferred stock designated the Series D Convertible Preferred Stock (the “Series D”) (See Note 9). Pursuant to the Exchange Agreements, the Investors exchanged August 2019 Notes with an aggregate remaining principal amount outstanding of $500,184, accrued interest payable of $85,827, and Warrants to purchase 423,159,293 shares of Common Stock for 522,726 shares of Series D (the “Exchange”). In connection with the issuance of these shares, the Company recorded a loss on debt extinguishment of $239,678 which is associated with the fair market value of the excess shares issued upon conversion of the principal balances and accrued interest converted at the conversion price.

In connection with Exchange, the Company and Investors entered into leak-out agreements, dated as of July 20, 2020 and July 22, 2020 (the “Leak-Out Agreements”), whereby the respective Investor agreed that, until the earliest to occur of (a) 120 days from date of Exchange Agreement, (b) the common stock trading at an average reported volume of at least 100,000,001 shares for three consecutive trading days, (c) the price per share of the common stock exceeding $0.10 in a transaction, (d) the time of release (whether by termination of an applicable leak-out agreement or otherwise), in whole or in part, of any leak-out agreement with any other holder of securities, or (e) any breach by the Company of any term of the Leak-Out Agreement that is not cured within five trading days following delivery of written notice of such breach by the respective Investor to the Company, neither Investor, nor any of its Affiliates (as defined in the respective Leak-Out Agreement), collectively, shall sell, on any trading day, more than 10% of the common stock sold on such trading day.

TRANSPORTATION AND LOGISTICS SYSTEMS, INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2021 AND 2020

On December 31, 2021 and 2020, convertible notes payable related to August 30, 2019 convertible debt amounted to $0 and $22,064, which consists of $0 and $22,064 of principal/default interest balances due, respectively.

October 3, 2019 convertible debt and related warrants

On October 3, 2019, the Company issued and sold to an investor a convertible promissory note in the principal amount of $166,667 (the “October 3 Note”) and warrants to purchase up to 66,401 shares of the Company’s common stock (the “October 3 Warrant”). The Company received net proceeds of $150,000, which is net of a 10% original issue discount of $16,667.

The October 3 Note and related October 3 Warrant included a down-round provision under which the October 3 Note conversion price and warrant exercise price could be affected, on a full-ratchet basis, by future equity offerings undertaken by the Company. Subsequent to October 3, 2019, the Company issued convertible debt with a conversion price of $2.50 per share and accordingly, the convertible debt and warrant down-round provisions were triggered. As a result, the conversion price and the exercise price were lowered to $2.50 and the number of shares issuable upon exercise of the warrants was increased to 66,667. On January 7, 2020, the Company issued new convertible debt with an initial conversion price of $0.40 per share and warrants exercisable at $0.40 per share and accordingly, the conversion price and warrant down-round provisions were triggered. As a result, the conversion price of the October 3 Note was reduced to $0.40 per share, and the number of shares issuable upon exercise of the warrants was increased to 416,669 and the exercise price was lowered to $0.40. As a result of the January 7, 2020 trigger of the down-round provisions, on January 7, 2020, the Company recorded a deemed dividend of $859,768 which represents the fair value transferred to the October 3 Warrant holder from the down-round feature being triggered. The Company calculated the difference between the October 3 Warrant’s fair value on January 7, 2020, the date the down-round feature was triggered using the current exercise price and the new exercise price and the new number of shares issuable upon exercise of the warrants. The deemed dividend was recorded as an increase in accumulated deficit and increase in paid-in capital and increased the net loss to common shareholders by the same amount. As discussed in summary of derivative liabilities below, as of January 30, 2020, the October 3 Warrant were treated as derivative liabilities. Subsequent to January 7, 2020, additional down-round protection was triggered. Since these instruments contained embedded derivatives, the trigger only effected the quantity and valuation of derivative liabilities and there was no other accounting effect. As of December 31, 2020, the conversion price on the October 3 Note was lowered to $0.006 per share, the exercise price of the October 3 Warrant was lowered to $0.006 per share, and the number of shares issuable upon exercise of the October 3 Warrant was increased.

In February 2020, due to the default of the February 2020 October 3 Note Amortization Payment, the October 3 Note was deemed in default. Accordingly, the outstanding principal balance on date of default increased by 30% which amounted to $50,000, default interest accrues at 18%, and the default conversion terms apply.

During the year ended December 31, 2020, the Company issued 27,525,109 shares of its common stock upon the conversion of principal and default interest of $216,667, accrued interest of $11,774, fees of $5,000, and additional interest expense of $2,180.

On December 31, 2021 and 2020, convertible notes payable related to the October 3, 2019 convertible debt amounted to $0.

Fall 2019 notes

On October 14, 2019 and November 7, 2019, the Company entered into convertible note agreements with an accredited investor. Pursuant to the terms of these convertible note agreements, the Company issued and sold to an investor convertible promissory notes in the aggregate principal amount of $500,000 (the “Fall 2019 Notes”) and the Company received cash proceeds of $500,000. The Fall 2019 Notes initially bore interest at 10% per annum. The October 14, 2019 convertible promissory note of $300,000 became due and payable on October 14, 2020 and the November 7, 2019 convertible promissory note of $200,000 became due and payable on November 7, 2020.

Each Fall 2019 Note was convertible, in whole or in part, at any time, and from time to time, into shares of common stock at the option of the investor. The “Conversion Price” in effect on any Conversion Date means, as of any date of determination, the lower of: (i) $2.50 per share and (ii) the twenty day per share closing trading price of the Company’s common stock during the twenty trading days that close with the last previous trading day ended three days prior to the date of exercise. The Fall 2019 Notes did not contain anti-dilutive provisions. In May 2020 and June 2020, due to the default of a May 2020 and June 2020 Fall 2019 Note Amortization Payments, the Fall 2019 Notes were deemed in default. Accordingly, default interest accrues at 18% and the Fall 2019 Notes became due on the respective dates of default.

On December 17, 2020, the Company issued 55,000,000 shares of its common stock upon the conversion of principal of $500,000 and accrued interest of $81,616.

On December 31, 2021 and 2020, convertible notes payable related to the Fall 2019 Notes amounted to $0.

Q1/Q2 2020 convertible debt and related warrants

During the year ended December 31, 2020, the Company issued and sold to certain investors convertible promissory notes in the aggregate principal amount of $2,068,000 (the “Q1/Q2 2020 Notes”) and warrants to purchase up to 827,200 shares of the Company’s common stock (the “Q1/Q2 2020 Warrants”). The Company received net proceeds of $1,880,000, which is net of a 10% original issue discounts of $188,000. The Q1/Q2 2020 Notes initially bore interest at 6% per annum and become due and payable on the date that is the 24-month anniversary of the original issue date of the respective Q1/Q2 2020 Note. During the existence of an Event of Default (as defined in the Q1/Q2 2020 Notes), which includes, amongst other events, any default in the payment of principal and interest payments (including Q1/Q2 2020 Note Amortization Payments) under any Q1/Q2 2020 Note or any other Indebtedness (as defined in the Q1/Q2 2020 Notes), interest accrues at the lesser of (i) the rate of 18% per annum, or (ii) the maximum amount permitted by law. Commencing on the thirteenth month anniversary of the issuance of each Q1/Q2 2020 Note, monthly payments of interest and monthly principal payments, based on a 12-month amortization schedule (each, a “Q1/Q2 2020 Note Amortization Payment”), was due and payable, until the Maturity Date (as defined in the applicable Q1/Q2 2020 Note), at which time all outstanding principal, accrued and unpaid interest and all other amounts due and payable on such Q1/Q2 2020 Note will be immediately due and payable. The Q1/Q2 2020 Note Amortization Payments are being paid in cash unless the investor requests payment in the Company’s Common Stock in lieu of a cash payment (each, a “Q1/Q2 2020 Note Stock Payment”). If a holder of a Q1/Q2 2020 Note requests a Q1/Q2 2020 Note Stock Payment, the number of shares of common stock issued will be based on the amount of the applicable Q1/Q2 2020 Note Amortization Payment divided by 80% of the lowest VWAP (as defined in the Q1/Q2 2020 Notes) during the five Trading Day (as defined in the applicable Q1/Q2 2020 Note) period prior to the due date of such Q1/Q2 2020 Note Amortization Payment.

TRANSPORTATION AND LOGISTICS SYSTEMS, INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2021 AND 2020

The Q1/Q2 2020 Notes may be prepaid, provided that certain Equity Conditions, as defined in the Q1/Q2 2020 Notes, have been met (or any such failure to meet the Equity Conditions has been waived): (i) from each Q1/Q2 2020 Note’s respective original issuance date until and through the day that falls on the third month anniversary of such original issue date (each a “Q1/Q2 2020 Note 3 Month Anniversary”) at an amount equal to 105% of the aggregate of the outstanding principal balance of the Q1/Q2 2020 Note and accrued and unpaid interest, and (ii) after the applicable Q1/Q2 2020 Note 3 Month Anniversary at an amount equal to 115% of the aggregate of the outstanding principal balance of the Q1/Q2 2020 Note and accrued and unpaid interest. In the event that the Company closes a Public Offering, each holder may elect to: (x) have its principal and accrued interest prepaid directly from the proceeds of the Public Offering at the prices set forth above, (y) exchange its Q1/Q2 2020 Note at the closing of the Public Offering for the securities being issued in the Public Offering at the Public Offering prices based upon the outstanding principal, accrued interest and other charges, or (z) continue to hold its Q1/Q2 2020 Note(s). Except for a Public Offering and Q1/Q2 2020 Note Amortization Payments, in order to prepay a Q1/Q2 2020 Note, the Company must provide at least 30 days’ prior written notice to the holder thereof, during which time the holder may convert its Q1/Q2 2020 Note in whole or in part at the applicable conversion price. The Q1/Q2 2020 Note Amortization Payments were prepayments and were subject to prepayment penalties equal to 115% of the Q1/Q2 2020 Note Amortization Payment.

In the event the Company consummates a Public Offering while the Q1/Q2 2020 Notes are outstanding, then 25% of the net proceeds of such offering will, within two business days of the closing of such Public Offering, be applied to reduce the outstanding obligations pursuant to the Q1/Q2 2020 Notes. As the Equity Conditions have not been met, through March 31, 2021 and the date hereof, the Company has not prepaid any the Q1/Q2 2020 Notes, in whole or in part.

From the original issue date of a Q1/Q2 2020 Note until such Q1/Q2 2020 Note is no longer outstanding, such Q1/Q2 2020 Note is convertible, in whole or in part, at any time, and from time to time, into shares of Common Stock at the option of the holder. The “Conversion Price” in effect on any Conversion Date (as defined in the Q1/Q2 2020 Notes) means, as of any date of determination, $0.40 per share, subject to adjustment as provided therein and summarized below. If an Event of Default (as defined in the Q1/Q2 2020 Notes) has occurred, regardless of whether it has been cured or remains ongoing, the Q1/Q2 2020 Notes are convertible at the lower of: (i) $0.40 and (ii) 70% of the second lowest closing price of the common stock as reported on the Trading Market (as defined in the Q1/Q2 2020 Notes) during the 20 consecutive Trading Day (as defined in the Q1/Q2 2020 Notes) period ending and including the Trading Day immediately preceding the delivery or deemed delivery of the applicable notice of conversion. All such Conversion Price determinations are to be appropriately adjusted for any stock dividend, stock split, stock combination, reclassification or similar transaction that proportionately decreases or increases the number of shares of Common Stock outstanding.

The Q1/Q2 2020 Warrants are exercisable at any time on or after the date of the issuance and entitle the investors to purchase shares of the Company’s common stock for a period of five years from the initial date the Q1/Q2 2020 Warrants become exercisable. Under the terms of the Q1/Q2 2020 Warrants, the investors are entitled to exercise the Q1/Q2 2020 Warrants to purchase up to 827,200 shares of the Company’s common stock at an initial exercise price of $0.40, subject to adjustment as detailed in the respective Q1/Q2 2020 Warrants.

In connection with the issuance of the January 2020 warrants, the Company calculated the relative fair value of these warrants in the amount of $262,872 which was added to debt discount and paid-in capital and shall be amortized over the term of the Q1/Q2 2020 Notes. In connection with the issuance of the notes in January, February, March and April 2020 and the issuance of the warrants in February, March and April 2020, the Company determined that various terms of these Q1/Q2 2020 Notes and Q1/Q2 2020 Warrants, including the default provisions in the Q1/Q2 2020 Notes discussed above, caused derivative treatment of the embedded conversion options and warrants. During the year ended December 31, 2020, on the initial measurement dates, the fair values of the embedded conversion option and warrant derivatives of $8,817,568 was recorded as derivative liabilities and was allocated as a debt discount up to the net proceeds of the Q1/Q2 2020 Notes of $1,287,474, with the remainder of $7,530,095 charged to current period operations as initial derivative expense.

The Q1/Q2 2020 Notes included a down-round provision under which the Q1/Q2 2020 Note conversion price could be affected, by future equity offerings undertaken by the Company. During the year ended December 31, 2020, down-provisions were triggered. Since these instruments contained embedded derivatives, the trigger only effected the quantity and valuation of derivative liabilities and there was no other accounting effect. As of December 31, 2020, the conversion price of the Q1/Q2 Notes was lowered to $0.006 per share.

Due to the default of amortization payments due on our August 2019 Notes and other notes as discussed above, the Q1/Q2 2020 Notes were deemed in default. Accordingly, the outstanding principal balance on date of default increased by 30% which amounted to approximately $620,400, default interest accrues at 18%, and the default conversion terms apply. In the third fiscal quarter of 2020, the great majority of principal amount of Q1/Q2 2020 Notes was exchanged for Common Stock at the conversion price that applied if an Event of Default occurred. It is the Company’s position (and it was the Company’s intent at issuance) that, to the extent the Q1/Q2 2020 Notes were converted for Common Stock at the advantageous conversion price applicable to post-Events of Default, the Q1/Q2 Notes are not also entitled to receive the Mandatory Default Payment (as defined in the Q1/Q2 2020 Notes) of 130% of principal amount. During 2020, since a note holder could conceivably disagree with the Company’s position in this regard, the Company has decided, out of an abundance of caution and despite its confidence that its construction of the Q1/Q2 2020 Notes is the only correct one, to accrue a reserve as if a note holder were entitled both to convert its Q1/Q2 Notes at the advantageous conversion price applicable to post-Events of Default and to receive the Mandatory Default Payment of 130% on the entire original principal amount of Q1/Q2 2020 Notes.

During the three months ended September 30, 2020, the Company issued 291,796,804 shares of its common stock upon the conversion of principal and default interest of $1,887,000 and accrued interest of $3,731.

During the three months ended June 30, 2021, the Company and each investor entered into a letter agreement whereby the investor waived its right to any Mandatory Default Payment. Accordingly, during the year ended December 31, 2021, the Company reversed the accrued Mandatory Penalty amount due of $664,400 and recorded a gain on debt extinguishment of $664,400. Additionally, during the year ended December 31, 2021, the Company issued 28,358,841 shares of its common stock upon the conversion of all remaining principal and interest balances due aggregating $277,916. Hence, as of December 31, 2021, convertible notes payable and default interest due related to the Q1/Q2 2020 Notes amounted to $0. On December 31, 2020, on the same construction of the Q1/Q2 Notes, convertible notes payable and default interest due related to the Q1/Q2 2020 Notes amounted to $717,852, which consists of $801,400 of principal and default penalty balances due and is net of unamortized debt discount of $83,548.

TRANSPORTATION AND LOGISTICS SYSTEMS, INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2021 AND 2020

April 20, 2020 convertible debt

On April 20, 2020, the Company issued and sold to an investor a convertible promissory note in the principal amount of $456,500 (the “April 20 Note”). The April 20 Note contained a 10% original issue discount amounting to $41,500 for a purchase price of $415,000. The Company did not receive any proceeds from the April 20 Note because the investor converted previous notes and accrued interest due to him in the amount of $195,000 into the April 20 Note. In connection with the conversion of notes payable to the April 20 Note, the Company recorded a loss from debt extinguishment of $220,000. The April 20 Note initially bore interest at 6% per annum and becomes due and payable on April 20, 2022 (the “April 20 Note Maturity Date”). During the existence of an Event of Default (as defined in the April 20 Note), which includes, amongst other events, any default in the payment of principal and interest payment (including any April 20 Note Amortization Payments) under any note or any other indebtedness, interest accrues at the lesser of (i) the rate of 18% per annum, or (ii) the maximum amount permitted by law. Commencing on the thirteenth month anniversary of the April 20 Note, monthly payments of interest and monthly principal payments, based on a 12-month amortization schedule, will be due and payable (each, an “April 20 Note Amortization Payment”), until the April 20 Note Maturity Date, at which time all outstanding principal, accrued and unpaid interest and all other amounts due and payable under the April 20 Note will be immediately due and payable. The April 20 Note Amortization Payments will be made in cash unless the investor payment in the Company’s common stock in lieu of a cash payment (each, an “April 20 Note Stock Payment”). If the investor requests an April 20 Note Stock Payment, the number of shares of common stock issued will be based on the amount of the applicable April 20 Note Amortization Payment divided by 80% of the lowest VWAP (as defined in the April 20 Note) during the five Trading Day (as defined in the April 20 Note) period prior to the due date of the April 20 Note Amortization Payment.

The April 20 Note may be prepaid, provided that certain Equity Conditions, as defined in the April 20 Note, have been met (or any such failure to meet the Equity Conditions has been waived): (i) from April 20, 2020 until and through July 20, 2020 at an amount equal to 105% of the aggregate of the outstanding principal balance of the April 20 Note and accrued and unpaid interest, and (ii) after July 20, 2020 at an amount equal to 115% of the aggregate of the outstanding principal balance of the April 20 Note and accrued and unpaid interest. In the event that the Company closes a Public Offering, the holder may elect to: (x) have its principal and accrued interest prepaid directly from the proceeds of the Public Offering at the prices set forth above, (y) exchange its April 20 Note at the closing of the Public Offering for the securities being issued in the Public Offering at the Public Offering prices based upon the outstanding principal, accrued interest and other charges, or (z) continue to hold the April 20 Note. Except for a Public Offering and April 20 Note Amortization Payments, in order to prepay the April 20 Note, the Company must provide at least 30 days’ prior written notice to the holder, during which time the holder may convert the April 20 Note in whole or in part at the then applicable conversion price. For avoidance of doubt, the April 20 Note Amortization Payments will be prepayments and are subject to prepayment penalties equal to 115% of the April 20 Note Amortization Payment. In the event the Company consummates a Public Offering while the April 20 Note is outstanding, then 25% of the net proceeds of such offering will, within two business days of the closing of such Public Offering, be applied to reduce the outstanding obligations pursuant to the April 20 Note.

Until the April 20 Note is no longer outstanding, it is convertible, in whole or in part, at any time, and from time to time, into shares of common stock at the option of the investor. The “Conversion Price” in effect on any Conversion Date (as defined in the April 20 Note) means, as of any Conversion Date or other date of determination, the lower of: (i) $0.40 and (ii) 70% of the second lowest closing price of the common stock as reported on the Trading Market (as defined in the April 20 Note) during the 20 consecutive Trading Day (as defined in the April 20 Note) period ending and including the Trading Day immediately preceding the delivery or deemed delivery of the applicable notice of conversion. All such Conversion Price determinations are to be appropriately adjusted for any stock dividend, stock split, stock combination, reclassification or similar transaction that proportionately decreases or increases the common stock.

In connection with the issuance of the April 20 Note, the Company determined that various terms of the April 20 Note caused derivative treatment of the embedded conversion option. On the initial measurement dates, the fair values of the embedded conversion option derivative of $1,436,725 was recorded as derivative liabilities and was allocated as a debt discount up to the net proceeds of the April 20 Note of $415,000, with the remainder of $1,021,725 charged to current period operations as initial derivative expense. Due to the default of August 2019 Note Amortization Payments due on our August 2019 Notes and other notes, the April 20 Note was deemed in default. Accordingly, the outstanding principal balance on date of default increased by 30% which amounted to approximately $136,950, default interest accrues at 18%, and the default conversion terms apply.

The April 20 Note includes a down-round provision under which the April 20 Note conversion price could be affected, by future equity offerings undertaken by the Company. During the year ended December 31, 2020, down-provisions were triggered. Since these instruments contained embedded derivatives, the trigger only effected the quantity and valuation of derivative liabilities and there was no other accounting effect.

During the three months ended September 30, 2020, the Company issued 38,500,000 shares of its common stock upon the conversion of principal and default interest of $231,000. On October 7, 2020, the Company issued 53,255,583 shares of its common stock upon the conversion of principal and default interest of $293,150 and accrued interest of $26,383.

During the three months ended June 30, 2021, the Company issued 15,923,322 shares of its common stock upon the conversion of all remaining principal and interest balances due aggregating $95,540. Hence, as of December 31, 2021, convertible notes payable and default interest due related to the April 20 Note amounted to $0. On December 31, 2020, convertible notes payable related to the April 20 Note amounted to $69,300, which consists of $69,300 of default penalty balance due.

Other convertible debt

As discussed in Note 10, on August 28, 2020, a note payable with a principal balance due of $185,000 was cancelled and a new convertible note was entered into with a principal balance of $185,000. This new convertible note bears no interest and is payable in monthly payments of $7,500 commencing on September 1, 2020 until paid in full. The Holder shall have the right, at Holder’s option, at any time prior to the close of business five or more days prior to a payment of principal and interest, to convert any of such Holder’s Note, in whole or in part (in denominations of $20.000 or multiples of it), into that number of shares of common stock of the Company at the conversion price equal to the lowest closing price of the Company’s common stock on the OTC Market during the ten trading days ending the business day before the date of conversion. During the year ended December 31, 2020, the Company repaid $15,000 of this convertible note. On December 31, 2020, convertible notes payable related to this Note amounted to $170,000. In January 2021, the Company issued 15,454,546 shares of its common stock upon conversion of this convertible note and accordingly, as of December 31, 2021, the convertible note balance is $0.

TRANSPORTATION AND LOGISTICS SYSTEMS, INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2021 AND 2020

Summary of derivative liabilities

During the years ended December 31, 2021 and 2020, due to the non-payment of amortization payments due, substantially all convertible notes were deemed in default. Since the default principal due is convertible at the same default terms contained in the related convertible notes, the Company determined that various terms of the convertible notes discussed above caused derivative treatment of the embedded conversion options related to the principal and default principal due. Accordingly, under the provisions of ASC 815-40 - Derivatives and Hedging – Contracts in an Entity’s Own Stock, the embedded conversion option related to the principal and default principal due were accounted for as derivative liabilities at the date of issuance and shall be adjusted to fair value through earnings at each reporting date. The fair value of the embedded conversion option derivatives related to the principal balance default principal due was determined using the Binomial valuation model. At the end of each period and on the date that debt is converted into common shares, the Company revalues the embedded conversion option derivative liabilities. In connection with the default principal due, during the year ended December 31, 2020, on the initial measurement date, the fair values of the embedded conversion option derivatives related to default principal due of $6,340,248 was recorded as derivative liabilities and charged to current period operations as initial derivative expense.

As discussed above, the Company issued debt that consists of the issuance of convertible notes with variable conversion provisions. The conversion terms of the convertible notes are variable based on certain factors, such as the future price of the Company’s common stock, default provisions and payment of amortization payments in stock. The number of shares of common stock to be issued is based on the future price of the Company’s common stock. The number of shares of common stock issuable upon conversion of each promissory note is indeterminate. Due to the fact that the number of shares of common stock issuable may exceed the Company’s authorized share limit, effective January 30, 2020, the equity environment was tainted, and all convertible debentures and warrants were included in the value of the derivative. Pursuant to ASC 815-15 Embedded Derivatives, the fair values of the variable conversion option and warrants and shares to be issued were recorded as derivative liabilities. On January 30, 2020, the Company evaluated all outstanding warrants to determine whether these instruments are tainted and, due to reasons discussed above, all warrants outstanding were considered tainted. Accordingly, the Company recorded a reclassification from paid-in capital to derivative liabilities of $11,381,885 for warrants becoming tainted. On January 30, 2020, the fair value of the warrants to be reclassified to derivative liabilities was determined using the Binomial valuation model.

In connection with the issuance of the Q1/Q2 2020 Notes and the warrants issued in February, March and April 2020, the Company determined that various terms of the Q1/Q2 2020 Notes and Q1/Q2 2020 Warrants, including the default provisions in the Q1/Q2 2020 Notes discussed above, caused derivative treatment of the embedded conversion options and warrants. Accordingly, under the provisions of ASC 815-40 - Derivatives and Hedging – Contracts in an Entity’s Own Stock, the embedded conversion option contained in the Q1/Q2 2020 Notes and certain warrants were accounted for as derivative liabilities at the date of issuance and shall be adjusted to fair value through earnings at each reporting date. The fair value of the embedded conversion option derivatives and warrants was determined using the Binomial valuation model. At the end of each period and on the date that the Q1/Q2 2020 Notes are converted into common shares, the Company revalues the embedded conversion option derivative liabilities. During the year ended December 31, 2020, on the initial measurement dates, the fair values of the embedded conversion option and warrant derivatives of $8,817,568 was recorded as derivative liabilities and was allocated as a debt discount up to the net proceeds of the Q1/Q2 2020 Notes of $1,287,473, with the remainder of $7,530,095 charged to current period operations as initial derivative expense.

In connection with the issuance of the April 20 Note, the Company determined that various terms of the April 20 Note, including the default provisions in the April 20 Note discussed above, caused derivative treatment of the embedded conversion options and warrants. Accordingly, under the provisions of ASC 815-40 - Derivatives and Hedging – Contracts in an Entity’s Own Stock, the embedded conversion option contained in the April 20 Note were accounted for as derivative liabilities at the date of issuance and shall be adjusted to fair value through earnings at each reporting date. The fair value of the embedded conversion option derivative was determined using the Binomial valuation model. At the end of each period and on the date that the April 20 Note are converted into common shares, the Company revalues the embedded conversion option derivative liabilities. During the year ended December 31, 2020, on the initial measurement dates, the fair values of the embedded conversion option of $1,436,725 was recorded as derivative liability and was allocated as a debt discount up to the net proceeds of the April 20 Note of $415,000, with the remainder of $1,021,725 charged to current period operations as initial derivative expense.

In connection with the period end revaluations and the initial derivative expense recorded, the Company recorded aggregate derivative expense of $34,692,503 for the year ended December 31, 2020.

During the year ended December 31, 2020, in connection with the conversion or repayment of various debts as discussed above, the Company reversed the value of the respective derivative liability and recorded a gain on extinguishment of debt of $45,731,614 (Note 11).

During the years ended December 31, 2021 and 2020, the fair value of the derivative liabilities, warrants and conversion option was estimated using the Binomial valuation model with the following assumptions:

	2021	2020
Expected dividend rate	-	-
Expected term (in years)	0.75 to 5.00	0.75 to 5.00
Volatility	169.7% to 367.0%	154.2% to 372.3%
Risk-free interest rate	0.04% to 0.87%	0.09% to 1.62%

On December 31, 2021 and 2020, convertible promissory notes are as follows:

	December 31, 2021	December 31, 2020
Principal and default penalty amount	$-	$1,062,764
Less: unamortized debt discount	-	(83,548)
Convertible notes payable, net	-	979,216
Less: current portion of convertible notes payable	-	(979,216)
Convertible notes payable, net – long-term	$-	$-

TRANSPORTATION AND LOGISTICS SYSTEMS, INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2021 AND 2020

On December 31, 2020, the principal and default penalty amount due of $1,062,764 consisted of promissory note principal balances due of $351,000 and default penalty amounts due of $711,764.

For the years ended December 31, 2021 and 2020, amortization of debt discounts related to convertible notes amounted to $83,548 and $4,322,247, respectively, which has been included in interest expense on the accompanying consolidated statements of operations. The weighted average interest rate during the year ended December 31, 2020 was approximately 18.0%.